Quarterly Holdings Report
for
Fidelity Advisor® Focused Emerging Markets Fund
January 31, 2025
FAEM-NPRT1-0425
1.813064.120
Common Stocks - 96.6%
	Shares	Value ($)
AUSTRALIA - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Paladin Energy Ltd (a)	7,432,461	40,351,532
BRAZIL - 7.8%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Petroleo Brasileiro SA ADR	6,868,878	97,606,756
Financials - 2.2%
Banks - 2.2%
Itau Unibanco Holding SA	23,238,080	134,440,925
Industrials - 1.1%
Ground Transportation - 1.1%
Localiza Rent a Car SA	12,022,800	63,507,984
Materials - 2.9%
Metals & Mining - 2.9%
Gerdau SA ADR	27,700,780	80,609,270
Vale SA ADR	9,990,000	92,807,100
		173,416,370
TOTAL BRAZIL		468,972,035
CHILE - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
Antofagasta PLC	3,799,200	81,258,335
CHINA - 31.0%
Communication Services - 8.9%
Interactive Media & Services - 8.9%
Tencent Holdings Ltd	10,136,600	533,339,421
Consumer Discretionary - 9.8%
Broadline Retail - 2.4%
PDD Holdings Inc Class A ADR (a)	1,262,900	141,331,139
Diversified Consumer Services - 1.0%
New Oriental Education & Technology Group Inc	1,472,600	7,173,211
TAL Education Group Class A ADR (a)	4,412,819	53,968,776
		61,141,987
Hotels, Restaurants & Leisure - 3.5%
Meituan B Shares (a)(b)(c)	8,838,240	168,214,309
Shangri-La Asia Ltd	67,873,800	44,338,049
		212,552,358
Household Durables - 2.9%
Haier Smart Home Co Ltd A Shares (China)	44,821,889	172,125,549
Consumer Staples - 1.6%
Beverages - 1.6%
Kweichow Moutai Co Ltd A Shares (China)	287,603	57,244,806
Tsingtao Brewery Co Ltd H Shares	6,655,875	40,830,969
		98,075,775
Financials - 4.9%
Banks - 1.4%
China Construction Bank Corp H Shares	106,459,000	86,627,315
Insurance - 3.5%
China Life Insurance Co Ltd H Shares	79,195,000	146,154,866
PICC Property & Casualty Co Ltd H Shares	39,018,000	63,294,899
		209,449,765
TOTAL FINANCIALS		296,077,080

Health Care - 3.3%
Life Sciences Tools & Services - 1.7%
Wuxi Apptec Co Ltd H Shares (b)(c)(d)	13,974,200	98,997,143
Pharmaceuticals - 1.6%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	42,114,000	96,638,602
TOTAL HEALTH CARE		195,635,745

Industrials - 2.2%
Machinery - 2.2%
Shenzhen Inovance Technology Co Ltd A Shares (China)	16,130,074	134,543,264
Materials - 0.3%
Chemicals - 0.3%
Shandong Sinocera Functional Material Co Ltd A Shares (China)	7,731,800	18,212,064
TOTAL CHINA		1,863,034,382
GREECE - 3.4%
Financials - 3.4%
Banks - 3.4%
Eurobank Ergasias Services and Holdings SA	32,231,300	80,666,191
National Bank of Greece SA	13,974,021	121,481,922

TOTAL GREECE		202,148,113
HONG KONG - 0.6%
Industrials - 0.6%
Marine Transportation - 0.6%
Pacific Basin Shipping Ltd	169,117,500	34,292,746
HUNGARY - 2.4%
Financials - 1.3%
Banks - 1.3%
OTP Bank Nyrt	1,244,500	77,041,858
Health Care - 1.1%
Pharmaceuticals - 1.1%
Richter Gedeon Nyrt	2,585,788	66,922,718
TOTAL HUNGARY		143,964,576
INDIA - 9.3%
Financials - 3.5%
Banks - 3.5%
HDFC Bank Ltd	6,179,296	121,026,904
ICICI Bank Ltd	6,078,800	87,533,108
		208,560,012
Industrials - 1.4%
Construction & Engineering - 1.4%
Larsen & Toubro Ltd	2,006,945	82,400,445
Information Technology - 3.2%
IT Services - 3.2%
Tata Consultancy Services Ltd	3,998,000	189,300,229
Materials - 1.2%
Chemicals - 0.2%
Solar Industries India Ltd	162,165	19,008,950
Construction Materials - 1.0%
JK Cement Ltd	1,101,100	61,339,420
TOTAL INDIA		560,609,056
KOREA (SOUTH) - 8.5%
Consumer Discretionary - 1.2%
Automobile Components - 1.2%
Hyundai Mobis Co Ltd	399,980	71,949,897
Industrials - 2.1%
Aerospace & Defense - 1.3%
Korea Aerospace Industries Ltd	2,084,360	75,904,285
Machinery - 0.8%
HD HYUNDAI MIPO (a)	567,132	48,050,743
TOTAL INDUSTRIALS		123,955,028

Information Technology - 5.2%
Technology Hardware, Storage & Peripherals - 5.2%
Samsung Electronics Co Ltd	8,816,221	313,862,111
TOTAL KOREA (SOUTH)		509,767,036
MALAYSIA - 1.0%
Financials - 1.0%
Banks - 1.0%
CIMB Group Holdings Bhd	33,227,600	59,681,515
MEXICO - 5.2%
Consumer Staples - 4.6%
Beverages - 1.3%
Fomento Economico Mexicano SAB de CV ADR	962,000	82,077,840
Consumer Staples Distribution & Retail - 3.3%
Wal-Mart de Mexico SAB de CV Series V	76,013,200	197,057,674
TOTAL CONSUMER STAPLES		279,135,514

Financials - 0.6%
Banks - 0.6%
Grupo Financiero Banorte SAB de CV	4,796,927	33,149,307
TOTAL MEXICO		312,284,821
NETHERLANDS - 1.0%
Information Technology - 1.0%
Software - 1.0%
Nebius Group NV Class A (a)(d)	1,784,600	58,285,036
PERU - 2.4%
Financials - 2.4%
Banks - 2.4%
Credicorp Ltd	784,400	143,623,640
POLAND - 2.6%
Financials - 2.6%
Banks - 2.6%
Powszechna Kasa Oszczednosci Bank Polski SA	9,444,408	155,422,982
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (a)(e)	782,000	8
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC ADR (a)(e)	3,242,100	32
TOTAL RUSSIA		40
SOUTH AFRICA - 4.4%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
MTN Group Ltd	14,945,765	91,677,160
Financials - 1.4%
Financial Services - 1.4%
FirstRand Ltd	20,104,300	81,794,424
Materials - 1.5%
Metals & Mining - 1.5%
Impala Platinum Holdings Ltd (a)	16,313,380	89,538,703
TOTAL SOUTH AFRICA		263,010,287
TAIWAN - 13.1%
Consumer Discretionary - 1.7%
Textiles, Apparel & Luxury Goods - 1.7%
Eclat Textile Co Ltd	6,296,000	99,615,226
Industrials - 1.5%
Machinery - 1.5%
Hiwin Technologies Corp	10,795,660	94,951,824
Information Technology - 9.9%
Electronic Equipment, Instruments & Components - 1.5%
Yageo Corp	5,479,230	88,312,921
Semiconductors & Semiconductor Equipment - 8.4%
Taiwan Semiconductor Manufacturing Co Ltd	15,272,554	506,173,978
TOTAL INFORMATION TECHNOLOGY		594,486,899

TOTAL TAIWAN		789,053,949
TURKEY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	9,585,817	31,448,855
UNITED ARAB EMIRATES - 1.4%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Adnoc Gas PLC	87,997,600	81,455,967
TOTAL COMMON STOCKS (Cost $5,361,115,423)		5,798,664,903

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	176,160,958	176,196,190
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	72,968,652	72,975,948
TOTAL MONEY MARKET FUNDS (Cost $249,172,138)			249,172,138

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $5,610,287,561)	6,047,837,041
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(40,905,877)
NET ASSETS - 100.0%	6,006,931,164

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $363,850,054 or 6.1% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $363,850,054 or 6.1% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	159,696,342	598,047,423	581,547,575	1,630,278	-	-	176,196,190	176,160,958	0.3%
Fidelity Securities Lending Cash Central Fund	98,704,412	184,315,829	210,044,293	210,240	-	-	72,975,948	72,968,652	0.3%
Total	258,400,754	782,363,252	791,591,868	1,840,518	-	-	249,172,138	249,129,610

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
ICM REMOVE***	-	-	-	-	-	-	-	-
Total	-	-	-	-	-	-	-	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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